Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	385,353,061.69	21,109
Yield Supplement Overcollateralization Amount 10/31/21	12,183,155.21	0
Receivables Balance 10/31/21	397,536,216.90	21,109
Principal Payments	17,600,806.21	446
Defaulted Receivables	522,889.18	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	10,239,208.98	0
Pool Balance at 11/30/21	369,173,312.53	20,640

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.39%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,177,073.91	138
Past Due 61-90 days	1,213,998.81	57
Past Due 91-120 days	204,287.87	9
Past Due 121+ days	0.00	0
Total	4,595,360.59	204

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	322,594.28
Aggregate Net Losses/(Gains) - November 2021	200,294.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	-0.13%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.32%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Overcollateralization Target Amount	4,245,493.09
Actual Overcollateralization	4,245,493.09
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.93%
Weighted Average Remaining Term	42.80

Flow of Funds	$ Amount
Collections	19,342,600.44
Investment Earnings on Cash Accounts	72.59
Servicing Fee	(331,280.18)
Transfer to Collection Account	-
Available Funds	19,011,392.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	322,979.13
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	11,748,188.95
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,245,493.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,647,434.35

Total Distributions of Available Funds	19,011,392.85

Servicing Fee	331,280.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	380,921,501.48
Principal Paid	15,993,682.04
Note Balance @ 12/15/21	364,927,819.44

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2a
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2b
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	266,341,501.48
Principal Paid	15,993,682.04
Note Balance @ 12/15/21	250,347,819.44
Note Factor @ 12/15/21	91.2346281%

Class A-4
Note Balance @ 11/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	76,910,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	25,110,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	12,560,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	370,276.46
Total Principal Paid	15,993,682.04
Total Paid	16,363,958.50

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.08950%
Coupon	0.37950%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00
Class A-3
Coupon	1.10000%
Interest Paid	244,146.38
Principal Paid	15,993,682.04
Total Paid to A-3 Holders	16,237,828.42

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4435617
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1591581
Total Distribution Amount	19.6027198

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8897463
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.2860133
Total A-3 Distribution Amount	59.1757596

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	734.55
Noteholders' Principal Distributable Amount	265.45

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,092,197.46
Investment Earnings	44.88
Investment Earnings Paid	(44.88)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,337,548.93	$1,333,781.91	$1,683,316.60
Number of Extensions	55	56	71
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.32%	0.39%